Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

14. Income Taxes

The income tax expense (benefit) for 2024 and 2023 are as follows:

	2024	2023
Current:
Federal	$35,088	$(178,691)
State	—	—
Foreign	1,278	16,608
Total current income tax	36,366	(162,083)

Deferred:
Federal	(15,401)	(194,354)
State	—	—
Foreign	—	—
Total deferred tax	(15,401)	(194,354)
Total income tax expense (benefit)	$20,965	$(356,437)

A reconciliation between domestic and international earnings (loss) before income taxes is as follows:

	2024	2023
Domestic	$(1,374,250)	$(14,303,215)
International	(10,090,195)	139,108
Earnings/(loss) before income taxes	$(11,464,445)	$(14,164,107)

A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	2024	2023
Federal tax at statutory rate	21.0%	26.5%
Permanent book/tax differences	(4.9)	(2.1)
Return to provision adjustments	0.6	0.2
Foreign rate differential	0.1	0.1
State tax impact	—	(0.1)
Impact of foreign exchange rate changes	(14.3)	(3.9)
Impact of convertible debt	(2.0)	—
Tax Credits	—	6.4
Change in valuation allowance	(5.7)	(24.6)
Total tax (expense) benefit	(5.2)%	2.5%

The change in statutory rate for the 2024 period is reflective of the reorganization of the Company’s organizational structure in the period. The 2024 period reflects the U.S. statutory rate as the domestic jurisdiction as compared to the 2023 period which reflects Canada as the domestic jurisdiction.

14. Income Taxes (cont.)

Deferred Income Tax

The significant components of the deferred tax assets and liabilities consisted of the following:

	2024	2023
Deferred tax assets:
R&D expenses	$3,380,350	$3,667,914
Net operating loss carryforwards	13,401,755	12,612,523
Tax credit carryforwards	3,133,678	3,433,474
Operating lease liabilities	239,253	267,851
Other	73,668	61,016
Total gross deferred tax assets	20,228,704	20,042,778
Valuation allowance	(19,821,008)	(19,519,942)
Total deferred tax assets, net of valuation allowance	407,696	522,836

Deferred tax liabilities
Property and equipment	(60,460)	(151,498)
Intangible assets	(96,660)	(103,239)
Right of use assets	(176,333)	(197,645)
Convertible debt	(740,196)	(51,531)
Other	—	(18,923)
Total gross deferred tax liabilities	(1,073,649)	(522,836)
Net deferred tax liabilities	$(665,953)	$—

In assessing the realizability of deferred tax assets, management considers all positive and negative evidence to determine whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, primarily related to the history of cumulative operating losses, the net deferred tax assets are offset by a valuation allowance at December 31, 2024 and 2023. As of December 31, 2024, the Company recorded a valuation allowance of $19,821,008 compared to $19,519,942 as of December 31, 2023.

As of December 31, 2024 and 2023, the Company had $0 of unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. As of both December 31, 2024 and December 31, 2023, the Company had accrued $0 for net interest and penalties.

As of December 31, 2024 and 2023, the Company had federal net operating loss carryforwards (“NOLs”) of $50,927,528 and $47,594,428, respectively, which have a 20-year expiration period and will begin to expire in 2035, federal tax credit carryforwards of $3,187,456 and $3,467,739, respectively, that have a 20-year expiration period and will begin to expire in 2039, state tax credit carryforwards of $790,898 and $860,444, respectively, that have a 20-year expiration and will begin to expire in 2035, and foreign tax credit carryforwards of $7,136 and $26,326, respectively, that have a 20-year expiration period and will begin to expire in 2041.

The Company is subject to U.S. federal and state income tax, Canadian federal and provincial income tax, as well as various other foreign jurisdictions that impose an income tax. The years that remain subject to examination are primarily 2021 and later.